INCOME TAXES	6 Months Ended
Jun. 30, 2021
Income Tax Disclosure [Abstract]
INCOME TAXES

17. INCOME TAXES

NESR is a holding company incorporated in the British Virgin Islands, which imposes a zero percent statutory corporate income tax rate on income generated outside of the British Virgin Islands. The subsidiaries operate in multiple tax jurisdictions throughout the MENA and Asia Pacific regions where statutory tax rates generally vary from 10% to 42%. In the British Virgin Islands, the statutory rate is effectively 0% as tax is not applied on extra territorial activity.

The Company’s effective tax rate was 24%, 21%, 17% and 19% for the quarter ended June 30, 2021, the quarter ended June 30, 2020, the year-to-date period ended June 30, 2021, and the year-to-date period ended June 30, 2020, respectively, in the Condensed Consolidated Interim Statement of Operations. The difference in rate quarter-over-quarter and year-over-year is predominantly due to the impact of discrete items and pre-tax income mix by country between periods.